Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 0	$ 0
State	0	0
Foreign	0	0
Total	0	0
Deferred:
Federal	(1,367,488)	(1,605,319)
State	(150,246)	(176,377)
Foreign	7,128	2,419
Change in valuation allowance	$ 1,510,606	$ 1,779,277